REVENUES - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total Revenues	$ 12,269	$ 16,622	$ 29,213	$ 29,652
Advertising
Disaggregation of Revenue [Line Items]
Total Revenues	3,803	5,329	10,295	9,989
Affiliate and subscription
Disaggregation of Revenue [Line Items]
Total Revenues	5,429	8,242	13,153	13,018
Theatrical
Disaggregation of Revenue [Line Items]
Total Revenues	154	475	813	813
Licensing and other
Disaggregation of Revenue [Line Items]
Total Revenues	$ 2,883	$ 2,576	$ 4,952	$ 5,832